INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of income before income taxes
Income before income taxes consisted of the following (in millions):

Year Ended December 31,	2018		2017		2016
United States	$888	[1]	$(690)	[1]	$113	[1]
International	7,337	[1]	7,580		8,023
Total	$8,225		$6,890		$8,136
[1] Includes charges of $476 million, $2,140 million and $2,456 million related to refranchising certain bottling territories in North America in 2018, 2017 and 2016, respectively. Refer to Note 2.

Schedule of income tax expense (benefit)
Income taxes consisted of the following (in millions):

	United States		State and Local		International		Total
2018
Current	$591	[1]	$145		$1,426		$2,162
Deferred	(386)	[1,3]	(81)	[1,3]	54	[1,3]	(413)
2017
Current	$5,438	[2]	$121		$1,300		$6,859
Deferred	(1,783)	[2,3]	14		517	[2]	(1,252)
2016
Current	$1,147		$113		$1,182		$2,442
Deferred	(838)	[3]	(91)		73		(856)

[1] Includes the tax impact that resulted from changes to our original provisional estimates of the impact of the Tax Reform Act as permitted by Staff Accounting Bulletin No. 118 ("SAB 118").
[2] Includes our reasonable estimate of the effects on our existing deferred tax balances and the one-time transition tax resulting from the Tax Reform Act that was signed into law on December 22, 2017. The provisional amount as of December 31, 2017, related to the one-time transition tax on the mandatory deemed repatriation of prescribed foreign earnings was $4.6 billion of tax expense based on cumulative prescribed foreign earnings estimated at that time to be $42 billion. The provisional amount that was primarily related to the remeasurement of certain deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future was a net deferred tax benefit of $1.0 billion.
[3] Includes the benefit from charges related to refranchising certain bottling territories in North America. Refer to Note 2.
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

Year Ended December 31,	2018		2017		2016
Statutory U.S. federal tax rate	21.0%		35.0%		35.0%
State and local income taxes — net of federal benefit	1.5		1.1		1.2
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	3.1	[1,2]	(9.5)		(17.5)	[7]
Equity income or loss	(2.5)		(3.3)		(3.0)
Tax Reform Act	0.1	[3]	52.4	[4]	—
Excess tax benefits on stock-based compensation	(1.3)		(1.9)		—
Other — net	(0.6)		7.6	[5,6]	3.8	[8]
Effective tax rate	21.3%		81.4%		19.5%
[1] Includes the impact of pretax charges of $591 million (or a 1.5 percent impact on our effective tax rate) related to other-than-temporary impairments of certain of our equity method investees and the impact of a pretax charge of $554 million (or a 1.4 percent impact on our effective tax rate) related to an impairment of assets held by CCBA. Refer to Note 17.
[2] Includes tax expense of $28 million on net pretax charges of $403 million (or a 1.4 percent impact on our effective tax rate) primarily related to the refranchising of certain foreign bottling operations. Refer to Note 2.
[3] Includes net tax expense of $8 million (or a 0.1 percent impact on our effective tax rate) related to the finalization of our accounting related to the Tax Reform Act.
[4] Includes net tax expense of $3,610 million primarily related to our reasonable estimate of the one-time transition tax resulting from the Tax Reform Act that was signed into law on December 22, 2017, partially offset by the impact of the lower rate introduced by the Tax Reform Act on our existing deferred tax balances.
[5] Includes net tax expense of $1,048 million on a pretax gain of $1,037 million (or a 9.9 percent impact on our effective tax rate) related to the Southwest Transaction, in conjunction with which we obtained an equity interest in AC Bebidas. The Company accounts for its interest in AC Bebidas as an equity method investment and the net tax expense was primarily the result of the deferred tax recorded on the basis difference in this investment. Refer to Note 2.
[6] Includes a $156 million net tax benefit related to the impact of manufacturing incentives and permanent book to tax adjustments.
[7] Includes tax expense of $97 million related to a pretax gain of $1,323 million (or a 4.5 percent impact on our effective tax rate) related to the deconsolidation of our German bottling operations. Refer to Note 2.
[8] Includes tax expense of $157 million (or a 1.9 percent impact on our effective tax rate) primarily related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in certain domestic jurisdictions.

Reconciliation of changes in the gross amount of unrecognized tax benefit
A reconciliation of the changes in the gross amount of unrecognized tax benefits is as follows (in millions):

Year Ended December 31,	2018	2017	2016
Beginning balance of unrecognized tax benefits	$331	$302	$168
Increase related to prior period tax positions	11	18	163	[1]
Decrease related to prior period tax positions	(2)	(13)	—
Increase related to current period tax positions	17	13	17
Decrease related to settlements with taxing authorities	(4)	—	(40)	[1]
Increase (decrease) due to effect of foreign currency exchange rate changes	(17)	11	(6)
Ending balance of unrecognized tax benefits	$336	$331	$302

[1]
The net increase was primarily related to a change in judgment about one of the Company's tax positions as a result of receiving notification of a preliminary settlement of a Competent Authority matter with a foreign jurisdiction, a portion of which became certain later in the year. This change in position did not have a material impact on the Company's consolidated statement of income during the year ended December 31, 2016, as it was partially offset by refunds to be received from the foreign jurisdiction.

Deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consisted of the following (in millions):

December 31,	2018		2017
Deferred tax assets:
Property, plant and equipment	$64		$101
Trademarks and other intangible assets	2,540	[2]	98
Equity method investments (including foreign currency translation adjustment)	315		300
Derivative financial instruments	322		387
Other liabilities	791		861
Benefit plans	881		977
Net operating/capital loss carryforwards	341		551
Other	230		186
Gross deferred tax assets	5,484		3,461
Valuation allowances	(419)		(519)
Total deferred tax assets[1]	$5,065		$2,942
Deferred tax liabilities:
Property, plant and equipment	$(922)		$(1,037)
Trademarks and other intangible assets	(1,179)		(1,201)
Equity method investments (including foreign currency translation adjustment)	(1,707)		(1,835)
Derivative financial instruments	(162)		(436)
Other liabilities	(67)		(50)
Benefit plans	(255)		(289)
Other	(453)		(689)
Total deferred tax liabilities	$(4,745)		$(5,537)
Net deferred tax assets (liabilities)	$320		$(2,595)
[1] Noncurrent deferred tax assets of $2,674 million and $346 million were included in the line item deferred income tax assets in our consolidated balance sheets as of December 31, 2018 and 2017, respectively.
[2] The increase was primarily the result of a $2.9 billion cumulative effect adjustment related to our adoption of ASU 2016-16.

Deferred tax asset valuation allowances
An analysis of our deferred tax asset valuation allowances is as follows (in millions):

Year Ended December 31,	2018	2017	2016
Balance at beginning of year	$519	$530	$477
Additions	83	202	68
Decrease due to reclassification to assets held for sale	—	—	(9)
Deductions	(183)	(213)	(6)
Balance at end of year	$419	$519	$530